Concentrations of Geographic and Credit Risk (On-balance Sheet Loans and Off-balance Sheet Credit Instruments Exposure) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Commercial and industrial loans	74,608,512	[1]	74,611,001	[1]
Construction loans	6,421,718		8,096,574
Mortgages loans	41,155,936		44,221,131
Home equity loans	29,287,399		26,457,188
Credit card loans	12,394,702		11,368,321
Other consumer loans	27,789,903	[2]	26,949,582	[2]
Total Credit Exposure [Member]
Commercial and industrial loans	89,122,675		88,745,085
Construction loans	9,819,946		11,750,371
Other commercial loans	12,238,236		11,832,021
Mortgages loans	41,155,936		44,221,131
Home equity loans	30,653,741		30,846,737
Credit card loans	55,626,751		53,153,116
Other consumer loans	37,266,275		35,822,547
Foreign loans	3,174,215		3,463,673
Total	279,057,775		279,834,681
On-Balance Sheet [Member]
Commercial and industrial loans	74,608,512		74,611,001
Construction loans	6,421,718		8,096,574
Other commercial loans	2,349,976		2,178,037
Mortgages loans	41,155,936		44,221,131
Home equity loans	29,287,399		26,457,188
Credit card loans	12,394,702		11,368,321
Other consumer loans	27,789,903		26,949,582
Foreign loans	2,487,575		2,343,550
Total	196,495,721		196,225,384
Off-Balance Sheet [Member]
Commercial and industrial loans	14,514,163		14,134,084
Construction loans	3,398,228		3,653,797
Other commercial loans	9,888,260		9,653,984
Mortgages loans
Home equity loans	1,366,342		4,389,549
Credit card loans	43,232,049		41,784,795
Other consumer loans	9,476,372		8,872,965
Foreign loans	686,640		1,120,123
Total	82,562,054		83,609,297

[1]	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
[2]	Other consumer loans include personal overdrafts and loans with principal due at maturity.